Restrictions Of Equity Securities And Cash (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restrictions Of Equity Securities And Cash [Abstract]
Ownership percentage of Federal Reserve stock	0.06%
Ownership percentage of Federal Home Loan Bank capital stock, Percent of toal assets	0.12%
Ownership percentage of Federal Home Loan Bank, Percent added for any outstanding advances	4.50%
FHLB and Federal Reserve stock	$ 4.2	$ 4.2
Average cash reserve	$ 8.5	$ 3.1